INTANGIBLE ASSETS - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 147,282,372
At the End of the year	$ 166,012,077	$ 147,282,372
Cost model | Weighted average cost of capital, measurement input [member]
INTANGIBLE ASSETS
Average cost of capital (WACC)	14.1
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	$ 58,855,290
At the End of the year	58,855,290	58,855,290
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	3,987,708
At the End of the year	3,987,708	3,987,708
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	84,439,374
At the End of the year	103,169,079	84,439,374
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	290,201,692	263,720,080
Additions	45,918,031	36,838,951
Impairment		(8,710,544)
Disposals	(445,618)	(1,646,795)
At the End of the year	335,674,105	290,201,692
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	58,855,290	67,565,834
Impairment		(8,710,544)
At the End of the year	58,855,290	58,855,290
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	3,987,708	3,987,708
At the End of the year	3,987,708	3,987,708
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	227,358,694	192,166,538
Additions	45,918,031	36,838,951
Disposals	(445,618)	(1,646,795)
At the End of the year	272,831,107	227,358,694
Accumulated depreciation and amortisation
INTANGIBLE ASSETS
At the beginning of the year	(142,919,320)	(112,660,272)
Disposals	14,520	203,324
Of the year	(26,728,188)	(30,462,372)
At the End of the year	(169,662,028)	(142,919,320)
Accumulated depreciation and amortisation | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(142,919,320)	(112,660,272)
Disposals	14,520	203,324
Of the year	(26,728,188)	(30,462,372)
At the End of the year	$ (169,662,028)	$ (142,919,320)